Borrowings (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Schedule Of Outstanding Convertible Note
Schedule of Borrowings

The following table summarizes outstanding borrowings as of 31 March 2025 and 30 June 2024:

	Unaudited 31 March 2025			30 June 2024
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	978,573	2,366,071	3,344,644	978,574	2,900,259	3,878,833
Interest only secured bank loan	-	2,107,418	2,107,418	-	2,151,651	2,151,651
Total secured bank loan	978,573	4,473,489	5,452,062	978,574	5,051,910	6,030,484
Convertible note, net of debt discount	1,651,041	-	1,651,041	1,181,953	-	1,181,953
Total	2,629,614	4,473,489	7,103,103	2,160,527	5,051,910	7,212,437

The following table summarizes outstanding borrowings as of June 30, 2024 and 2023:

	2024			2023
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Secured bank loans (1)	$978,574	$5,051,910	$6,030,484	$396,881	$2,078,570	$2,475,451

Convertible note, net of debt discount	$1,181,953	$-	$1,181,953	$-	$-	$-
Total	$2,160,527	$5,051,910	$7,212,437	$396,881	$2,078,570	$2,475,451

(1)	Includes $3,878,833 outstanding on the equipment finance secured bank loan and $2,151,651 outstanding on the interest only secured bank loan as of June 30, 2024. There was no balance outstanding on the working capital secured bank loan as of June 30, 2024 and 2023.

Schedule of Outstanding Convertible Note

The following table summarizes the outstanding Convertible Note as of 31 March 2025 and 30 June 2024:

	31 March 2025	30 June 2024
	AUD$	AUD$
Principal value of Convertible Note	1,935,347	1,874,574
Debt discount, net of amortization	(284,306)	(692,621)
Convertible Note	1,651,041	1,181,953

The following table summarizes the outstanding Convertible Note as of June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
	AUD$	AUD$
Principal value of Convertible Note	$1,874,574	$-
Debt discount(1), net of amortization	(692,621)	-
Convertible Note	$1,181,953	$-

(1)	The debt discount includes the following and is being amortized over 18 months:

Schedule of Debt Discount
AUD$
10% OID	$340,832
Fair value of Ordinary share Warrants	117,193
Fair value of Penny Warrants	218,107
Equity component	140,495
Total debt discount	$816,627
Less: amortization	(124,006)
Debt discount at June 30, 2024	$692,621

Schedule of Future Payments of Finance Secured Bank Loan

The future payments of the equipment finance secured bank loan as of 31 March 2025 were as follows:

Calendar year	AUD$
2025	733,930
2026	978,573
2027	978,573
2028	978,573
2029	244,643
Total payments outstanding	3,914,292
Less: accrued interest	(569,648)
Total equipment finance secured loan outstanding	3,344,644

The future payments of the equipment finance secured bank loan as of June 30, 2024 were as follows:

Calendar year	AUD$
Remainder of 2024	$489,287
2025	978,573
2026	978,573
2027	978,573
2028	978,573
2029	244,643
Total payments outstanding	4,648,222
Less: accrued interest	(769,389)
Total equipment finance secured loan outstanding	3,878,833